Debt (Details Narrative) - USD ($)								3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 23, 2024	May 01, 2024	Apr. 12, 2024	Mar. 08, 2024	Jan. 26, 2024	Jan. 19, 2024	Sep. 12, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023		Jan. 31, 2025	Sep. 30, 2024	Aug. 13, 2024	Aug. 12, 2024	Jul. 26, 2024	Jul. 01, 2024	May 31, 2024	Apr. 19, 2024	Apr. 18, 2024	Apr. 14, 2024	Mar. 01, 2024	Nov. 08, 2023	Oct. 03, 2023	Sep. 30, 2023	Dec. 31, 2022	Nov. 30, 2022	Jan. 31, 2021
Short-Term Debt [Line Items]
Weighted average interest rate								14.60%			14.60%		14.40%	15.10%
Interest expense debt								$ 40,000		$ 200,000	$ 100,000	$ 400,000	$ 700,000	$ 1,100,000
Debt principal and accrued interest																$ 700,000
Secured term notes payable													2,000,000.0
Principal amount								975,000			975,000		3,000,000	2,500,000
Interest rate percentage																	24.00%
Carrying value, including accrued interest								600,000			600,000		600,000	2,060,000
Loans received												$ 200,000
Accrued interest								$ 1,420,000			1,420,000		3,821,000	2,867,000
Carrying value, including accrued interest											$ 445,000		$ 821,000	$ 388,000
Warrants to purchase shares								1,403,320			1,403,320		910,299	111,772	[1]					58,235		89,151		16,375
Common stock shares,New issues											223,583	417	14,589	59,883
Proceeds from Convertible Debt												$ 3,000,000	$ 3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 18.24
Payments of Financing Costs											381,000	$ 781,000	$ 1,554,000	$ 2,156,000
Debt instrument increase accrued interests													$ 100,000
Conversion of Stock, Shares Converted													155,322
Common Stock [Member]
Short-Term Debt [Line Items]
Restricted shares									2,038
Warrants to purchase shares										110,271		110,271												110,271
Common stock shares,New issues		1,162							223,583					13
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 17.172				$ 48.00
Promissory Note Loan Agreement [Member]
Short-Term Debt [Line Items]
Interest rate																					15.00%
Principal amount																					$ 600,000
Carrying value, including accrued interest											600,000		$ 600,000
Settlement Agreement [Member]
Short-Term Debt [Line Items]
Proceeds from Convertible Debt				$ 2,000,000.0
Proceeds from Legal Settlements				$ 1,500,000
Debt Instrument, Interest Rate During Period				10.00%
Debt Conversion, Converted Instrument, Rate				94.00%
Convertible Notes Payable, Current													$ 1,500,000
Convertible Promissory Note Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Rate				6.00%
Payments of Financing Costs				$ 8,000,000.0
Debt Instrument, Interest Rate, Effective Percentage				150.00%
Convertible Notes Payable, Current																							$ 1,500,000
Convertible Promissory Note Purchase Agreement [Member] | Non Affiliated Purchaser [Member]
Short-Term Debt [Line Items]
Payments of Financing Costs				$ 2,000,000.0
Convertible Note Agreement [Member]
Short-Term Debt [Line Items]
Convertible note																									$ 1,500,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Accrued interest																								$ 1,000,000.0
Convertible Notes Payable [Member] | 2024 Purchase Agreement [Member]
Short-Term Debt [Line Items]
Interest rate					12.00%
Principal amount					$ 1,000,000.0
Convertible note conversion description					The 2024 Convertible Note also provides the Investor a voluntary right to convert all, but not less than all, the Principal Amount and accrued interest into shares of the Company’s common stock at a conversion rate equal to a 10% discount to the 10-day VWAP as determined immediately before January 26, 2024. In addition, upon such voluntary conversion by the Investor, the Investor will be entitled to a warrant for 50% of the number of shares of the Company’s common stock issued upon the Note conversion at an exercise equal to 120% of the Conversion Price (the “2024 Note Warrant”). In the event the Company consummates a public offering prior to the maturity date of the 2024 Convertible Note, the 2024 Convertible Note and accrued interest will be subject to a mandatory conversion into the equity securities of the Company issued and sold to investors in such public offering, equal to the price per share of the equity security sold to other purchasers and subject to similar terms and conditions of such public offering, except that such equity securities received under a mandatory conversion will be restricted securities.
Related Party [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Restricted shares													3,205
Common stock shares,New issues													170,834
2021 Term Note [Member]
Short-Term Debt [Line Items]
Interest rate							24.00%						14.00%	24.00%					14.00%
Interest Payable													$ 700,000	$ 600,000
Warrants to purchase shares							500,000
Fair value							$ 100,000
2021 Term Note [Member] | Investor And Director [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Line of credit, current																																$ 500,000
2023 Notes Payable [Member]
Short-Term Debt [Line Items]
Interest rate			18.00%
Debt principal and accrued interest								$ 500,000			500,000		300,000															$ 600,000
Principal amount	$ 1,000,000.0		$ 300,000																$ 1,100,000
Interest rate percentage	14.00%																	14.00%	24.00%
Installment payable	$ 100,000										600,000
Carrying value, including accrued interest							1,200,000	800,000			800,000		1,900,000	1,900,000
Accrued interest							1,000,000.0
Debt instrument periodic payment			200,000
Iinterest rate			100,000
2023 Notes Payable [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Fair value													$ 1,100,000
2023 Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Secured term notes payable																													$ 3,300,000	$ 1,500,000	$ 1,500,000
Common stock shares,New issues													19,735
2022 Term Note Payable [Member]
Short-Term Debt [Line Items]
Interest rate																										16.00%
Debt principal and accrued interest													$ 400,000	$ 400,000		400,000
Principal amount			$ 200,000										$ 200,000				$ 200,000									$ 200,000	$ 200,000	$ 100,000
Interest rate percentage													14.00%	24.00%					14.00%
Carrying value, including accrued interest							$ 500,000
Principal plus accrued interest												$ 1,000,000.0
Debt instrument, description							For the term notes that were amended, all to related parties, $0.2 million of principal was extended to mature on November 1, 2023, $0.2 million of principal was extended to mature on March 1, 2024, and in February 2024 further extended to mature on May 1, 2024, and $0.2 million of principal was extended to mature on January 1, 2025. The debt amendments occurred close to or upon the stated maturity date and resulted in the application of extinguishment accounting. For the term loans that were settled with shares of common stock, the debt settlement occurred near or at the stated maturity and resulted in the application of extinguishment accounting.
Debt instrument, maturity date			Jan. 01, 2025
2022 Term Note Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Principal amount																														$ 1,500,000	$ 1,500,000
2022 Term Note Payable [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate percentage													16.00%	15.00%
2023 Note Payable One [Member]
Short-Term Debt [Line Items]
Principal amount								$ 400,000			$ 400,000		$ 1,100,000
Interest rate percentage								14.00%			14.00%		14.00%	24.00%
2023 Note Payable One [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt principal and accrued interest																500,000
2023 Note Payable Two [Member]
Short-Term Debt [Line Items]
Principal amount								$ 1,200,000			$ 1,200,000		$ 200,000	$ 200,000
Interest rate percentage								14.00%			14.00%		18.00%	14.00%
2024 Bridge Loan [Member]
Short-Term Debt [Line Items]
Interest rate						12.00%
Debt principal and accrued interest																$ 200,000
Loans received						$ 200,000
Maturity period						1 year
Restricted shares						75
Accrued interest													$ 200,000
2023 Term Note [Member]
Short-Term Debt [Line Items]
Interest rate							24.00%
2023 Note Payable Three [Member]
Short-Term Debt [Line Items]
Principal amount													$ 100,000	$ 100,000
Interest rate percentage													14.00%	14.00%
Convertible Note [Member]
Short-Term Debt [Line Items]
Conversion of Stock, Amount Converted													$ 2,000,000.0

[1]	Retrospectively restated for reverse recapitalization.